UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2017

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.55%

Aerospace & Defense 3.20%

Lockheed Martin Corp.	176,300	$51,503
Raytheon Co.	319,200	54,829
United Technologies Corp.	900,700	106,796
Total		213,128

Automobiles 1.39%

Ford Motor Co.	8,244,900	92,508

Banks 8.17%

Citizens Financial Group, Inc.	2,777,300	97,428
JPMorgan Chase & Co.	2,356,342	216,312
KeyCorp	4,391,400	79,221
PNC Financial Services Group, Inc. (The)	172,200	22,179
U.S. Bancorp	1,047,300	55,276
Wells Fargo & Co.	1,349,900	72,814
Total		543,230

Beverages 1.95%

Coca-Cola Co. (The)	926,800	42,485
Dr. Pepper Snapple Group, Inc.	679,700	61,961
PepsiCo, Inc.	215,700	25,153
Total		129,599

Biotechnology 1.60%

AbbVie, Inc.	771,700	53,949
Amgen, Inc.	302,600	52,807
Total		106,756

Building Products 1.19%

Johnson Controls International plc	2,028,800	79,022

Capital Markets 3.51%

Ameriprise Financial, Inc.	484,200	70,151
BlackRock, Inc.	126,100	53,785
Invesco Ltd.	1,932,300	67,186
Lazard Ltd. Class A	562,900	26,293
TD Ameritrade Holding Corp.	354,800	16,225
Total		233,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2017

Investments	Shares	Fair Value (000)
Chemicals 2.84%

Dow Chemical Co. (The)	742,200	$47,679
Eastman Chemical Co.	774,500	64,407
LyondellBasell Industries NV Class A	850,300	76,604
Total		188,690

Commercial Services & Supplies 0.55%

KAR Auction Services, Inc.	439,700	18,485
Pitney Bowes, Inc.	1,133,000	17,833
Total		36,318

Communications Equipment 1.71%

Cisco Systems, Inc.	3,623,100	113,946

Consumer Finance 1.51%

Capital One Financial Corp.	408,700	35,222
Discover Financial Services	1,073,100	65,394
Total		100,616

Containers & Packaging 1.22%

Avery Dennison Corp.	336,600	31,280
Packaging Corp. of America	456,300	49,956
Total		81,236

Diversified Consumer Services 0.64%

H&R Block, Inc.	1,396,000	42,578

Diversified Telecommunication Services 2.77%

AT&T, Inc.	2,883,449	112,455
Verizon Communications, Inc.	1,484,651	71,857
Total		184,312

Electric: Utilities 3.23%

Duke Energy Corp.	565,339	48,122
Eversource Energy	273,500	16,626
Exelon Corp.	556,300	21,328
NextEra Energy, Inc.	93,900	13,718
PG&E Corp.	430,400	29,134
Pinnacle West Capital Corp.	289,100	25,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2017

Investments	Shares	Fair Value (000)
Electric: Utilities (continued)

PPL Corp.	1,593,400	$61,075
Total		215,077

Electrical Equipment 0.45%

Eaton Corp. plc	379,600	29,704

Energy Equipment & Services 1.48%

Schlumberger Ltd.	1,431,200	98,180

Equity Real Estate Investment Trusts 5.04%

AvalonBay Communities, Inc.	227,150	43,692
Duke Realty Corp.	1,080,800	30,900
GGP, Inc.	2,113,800	47,793
Host Hotels & Resorts, Inc.	2,053,100	38,311
Lamar Advertising Co. Class A	120,100	8,476
Prologis, Inc.	410,000	24,932
SL Green Realty Corp.	163,700	16,905
Starwood Property Trust, Inc.	1,371,100	30,219
UDR, Inc.	825,100	32,253
Uniti Group, Inc.*	625,200	16,005
Ventas, Inc.	502,300	33,830
Vornado Realty Trust	152,700	12,117
Total		335,433

Food & Staples Retailing 3.36%

CVS Health Corp.	623,300	49,820
Wal-Mart Stores, Inc.	960,600	76,839
Walgreens Boots Alliance, Inc.	1,198,700	96,699
Total		223,358

Food Products 3.62%

Archer-Daniels-Midland Co.	1,652,300	69,694
General Mills, Inc.	296,600	16,509
Kellogg Co.	390,700	26,568
Kraft Heinz Co. (The)	1,013,700	88,658
Pinnacle Foods, Inc.	668,800	39,713
Total		241,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2017

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 1.92%

Abbott Laboratories	1,014,300	$49,883
Medtronic plc (Ireland)(a)	923,600	77,555
Total		127,438

Health Care Providers & Services 1.43%

Cardinal Health, Inc.	776,200	59,969
UnitedHealth Group, Inc.	182,100	34,929
Total		94,898

Hotels, Restaurants & Leisure 1.46%

Las Vegas Sands Corp.	366,200	22,562
McDonald’s Corp.	388,700	60,303
Wynn Resorts Ltd.	109,800	14,201
Total		97,066

Household Durables 1.43%

Leggett & Platt, Inc.	183,000	8,817
Newell Brands, Inc.	1,285,400	67,766
Tupperware Brands Corp.	301,000	18,274
Total		94,857

Household Products 2.62%

Clorox Co. (The)	116,400	15,538
Kimberly-Clark Corp.	596,900	73,514
Procter & Gamble Co. (The)	939,500	85,326
Total		174,378

Industrial Conglomerates 0.67%

General Electric Co.	1,728,055	44,255

Information Technology Services 1.39%

International Business Machines Corp.	638,850	92,422

Insurance 6.00%

Allstate Corp. (The)	1,029,400	93,676
Arthur J Gallagher & Co.	519,800	30,559
Chubb Ltd. (Switzerland)(a)	90,000	13,181
Hartford Financial Services Group, Inc. (The)	684,300	37,637
Marsh & McLennan Cos., Inc.	143,200	11,165

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2017

Investments	Shares	Fair Value (000)
Insurance (continued)

Progressive Corp. (The)	867,400	$40,881
Prudential Financial, Inc.	956,700	108,327
XL Group Ltd.	1,438,700	63,878
Total		399,304

Machinery 2.95%

Caterpillar, Inc.	426,200	48,566
Cummins, Inc.	277,800	46,643
Deere & Co.	342,800	43,974
Dover Corp.	461,100	38,732
Pentair plc (United Kingdom)(a)	294,200	18,555
Total		196,470

Media 0.23%

Omnicom Group, Inc.	196,700	15,488

Metals & Mining 0.68%

Nucor Corp.	780,000	44,983

Multi-Line Retail 0.53%

Target Corp.	622,200	35,260

Multi-Utilities 2.43%

Consolidated Edison, Inc.	373,300	30,932
Dominion Energy, Inc.	467,000	36,043
SCANA Corp.	412,200	26,533
Sempra Energy	604,000	68,258
Total		161,766

Oil, Gas & Consumable Fuels 7.44%

Chevron Corp.	1,909,032	208,447
ConocoPhillips	1,831,700	83,104
Exxon Mobil Corp.	411,700	32,953
Hess Corp.	151,100	6,730
Kinder Morgan, Inc.	2,105,700	43,019
Valero Energy Corp.	1,300,950	89,727
Williams Cos., Inc. (The)	976,000	31,017
Total		494,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2017

Investments	Shares	Fair Value (000)
Pharmaceuticals 5.48%

Bristol-Myers Squibb Co.	590,600	$33,605
Johnson & Johnson	602,200	79,924
Merck & Co., Inc.	973,900	62,213
Pfizer, Inc.	5,697,400	188,926
Total		364,668

Professional Services 0.42%

Robert Half International, Inc.	624,000	28,236

Road & Rail 1.70%

CSX Corp.	326,200	16,095
Union Pacific Corp.	942,300	97,019
Total		113,114

Semiconductors & Semiconductor Equipment 4.79%

Applied Materials, Inc.	666,400	29,528
Intel Corp.	3,640,900	129,143
Microchip Technology, Inc.	651,100	52,114
QUALCOMM, Inc.	2,024,000	107,657
Total		318,442

Software 0.56%

Microsoft Corp.	513,300	37,317

Specialty Retail 2.37%

Best Buy Co., Inc.	736,500	42,967
Foot Locker, Inc.	295,000	13,921
Home Depot, Inc. (The)	135,900	20,331
Lowe’s Cos., Inc.	1,039,200	80,434
Total		157,653

Technology Hardware, Storage & Peripherals 1.96%

Apple, Inc.	417,525	62,098
HP, Inc.	1,006,400	19,222
NetApp, Inc.	701,400	30,455
Western Digital Corp.	221,200	18,829
Total		130,604

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2017

Investments	Shares	Fair Value (000)
Tobacco 1.50%

Altria Group, Inc.	319,649	$20,768
Philip Morris International, Inc.	677,700	79,094
Total		99,862

Trading Companies & Distributors 0.16%

Watsco, Inc.	71,700	10,810
Total Common Stocks (cost $6,194,591,331)		6,622,761

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.50%

Repurchase Agreement

Repurchase Agreement dated 7/31/2017, 0.12% due 8/1/2017 with Fixed Income Clearing Corp. collateralized by $34,045,000 of U.S. Treasury Note at 2.125% due 11/30/2023; value: $34,376,939; proceeds: $33,702,356 (cost $33,702,244)	$33,702	33,702
Total Investments in Securities 100.05% (cost $6,228,293,575)		6,656,463
Liabilities in Excess of Other Assets(b) (0.05)%		(3,618)
Net Assets 100.00%		$6,652,845

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at July 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	September 2017	240	Long	$29,616,000	$384,158

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT AFFILIATED FUND, INC. July 31, 2017

The following is a summary of the inputs used as of July 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$6,622,761	$—	$—	$6,622,761
Repurchase Agreement	—	33,702	—	33,702
Total	$6,622,761	$33,702	$—	$6,656,463
Other Financial Instruments
Futures Contracts
Assets	$384	$—	$—	$384
Liabilities	—	—	—	—
Total	$384	$—	$—	$384

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended July 31, 2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)	Futures Contracts-The Fund may purchase and sell index futures contracts to manage cash, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(e)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(f)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of July 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into E-Mini S&P 500 Index futures contracts for the period ended July 31, 2017 (as described in note 2(d)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default. As of July 31, 2017, the Fund had futures contracts with a cumulated unrealized appreciation of $384,158, which is included on the Schedule of Investments.

4. FEDERAL TAX INFORMATION

As of July 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,244,069,527
Gross unrealized gain	633,778,759
Gross unrealized loss	(221,385,401)
Net unrealized security gain	$412,393,358

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: September 22, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: September 22, 2017